BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 91,093	$ 585,241
Prepaid expenses	258,753	281,970
Total Current Assets	349,846	867,211
Investments held in Trust Account	77,021,741	237,501,000
Total Assets	77,371,587	238,368,211
Current Liabilities:
Accounts payable and accrued expenses	476,997	341,547
Accrued offering costs	20,000	20,000
Note payable - sponsor; at fair value (cost $300,000)	175,264
Due to related party	111	111
Total Current Liabilities	672,372	361,658
Derivative warrant liabilities	1,974,578	451,987
Deferred underwriting commission	8,650,000	8,650,000
Total Liabilities	11,296,950	9,463,645
COMMITMENTS AND CONTINGENCIES
Shareholders' deficit:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at March 31, 2023 and December 31, 2022
Accumulated deficit	(10,947,679)	(8,597,009)
Total Shareholders' Deficit	(10,947,104)	(8,596,434)
LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT	77,371,587	238,368,211
Class A ordinary shares subject to possible redemption
Current Liabilities:
Class A ordinary shares subject to possible redemption; 7,318,182 and 23,000,000 shares (at redemption value at March 31, 2023 and December 31, 2022, respectively)	77,021,741	237,501,000
Class B ordinary shares
Shareholders' deficit:
Common stock	$ 575	$ 575